Stock Options - Summary of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, beginning balance outstanding	907,500	632,500	515,000
Shares, Granted	1,760,821	275,000	135,000
Shares, Exercised			(5,000)
Shares, Expired	(225,000)
Shares, Cancelled	(15,833)		(12,500)
Shares, ending balance outstanding	2,427,488	907,500	632,500
Shares, Balance exercisable	524,167	679,376
Weighted Average Exercise Price, beginning balance outstanding	$ 3.30	$ 3.30	$ 2.60
Weighted Average Exercise Price, Granted	0.51
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired	3.73
Weighted Average Exercise Price, Cancelled	3.40
Weighted Average Exercise Price, ending balance outstanding	1.08	3.30	$ 3.30
Weighted Average Exercise Price, Balance exercisable	$ 2.64	$ 3.20